Quarterly Report
December 31, 2020
MFS®  Virginia
Municipal Bond Fund
MVA-Q3

Portfolio of Investments
12/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 99.3%
Airport Revenue – 2.8%
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	$510,000	$591,529
Metropolitan Washington, D.C., Airport Authority Refunding Rev., “A”, 5%, 10/01/2037	1,000,000	1,244,520
Metropolitan Washington, D.C., Airport Authority Refunding Rev., “A”, 5%, 10/01/2038	1,000,000	1,241,560
Metropolitan Washington, D.C., Airport Authority Rev., “B”, 5%, 10/01/2027	980,000	1,165,818
Metropolitan Washington, D.C., Airport Authority Rev., “B”, 5%, 10/01/2028	1,000,000	1,186,030
Norfolk, VA, Airport Authority Rev., 5%, 7/01/2029	525,000	667,957
Norfolk, VA, Airport Authority Rev., AGM, 5%, 7/01/2023	2,000,000	2,041,400
Norfolk, VA, Airport Authority Rev., AGM, 5%, 7/01/2024	1,000,000	1,020,250
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	1,160,000	1,349,509
		$10,508,573
General Obligations - General Purpose – 9.6%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$775,000	$756,679
Chesapeake, VA, “B”, 5%, 6/01/2023 (Prerefunded 6/01/2021)	1,930,000	1,968,330
Chesterfield County, VA, Public Improvement, “A”, 4%, 1/01/2036	1,570,000	1,861,439
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2033	400,000	441,564
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	65,000	71,114
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	475,000	519,265
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	3,605,000	2,469,425
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	240,000	240,454
Fairfax County, VA, Public Improvement, “A”, 5%, 10/01/2037	2,000,000	2,628,480
Loudoun County, VA, General Obligation Public Improvement, “A”, 5%, 12/01/2022	3,000,000	3,276,750
Lynchburg, VA, Public Improvement, 5%, 6/01/2026	1,000,000	1,156,750
Newport News, VA, General Obligation Improvement, “A”, 4%, 2/01/2038	1,425,000	1,719,348
Norfolk, VA, General Obligation Capital Improvement, 5%, 8/01/2043 (Prerefunded 8/01/2028)	2,615,000	3,476,904
Portsmouth, VA, General Obligation Public Improvement, “A”, 5%, 2/01/2032 (Prerefunded 2/01/2023)	440,000	483,555
Portsmouth, VA, General Obligation Public Improvement, “A”, 5%, 2/01/2032	60,000	65,508
Prince George County, VA, General Obligation, 5%, 8/01/2027	1,580,000	2,048,106
Prince George County, VA, General Obligation, 5%, 8/01/2028	1,865,000	2,483,080
Prince George County, VA, General Obligation, 5%, 8/01/2029	2,260,000	3,078,188
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	170,000	179,260
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AAC, 5.45%, 7/01/2030	380,000	386,198
Richmond, VA, Public Improvement, “A”, 5%, 3/01/2028 (Prerefunded 3/01/2023)	220,000	242,853
State of Illinois, 5.5%, 5/01/2039	270,000	326,711
State of Illinois, 5.75%, 5/01/2045	245,000	297,589
State of Illinois, “A”, 4%, 12/01/2033	65,000	69,807
State of New Jersey, COVID-19 General Obligation, “A”, 4%, 6/01/2032	920,000	1,146,679
Suffolk, VA, General Obligation, 5%, 12/01/2022	2,480,000	2,708,780
Virginia Beach, VA, Public Improvement, “B”, 5%, 4/01/2022	2,000,000	2,119,240
		$36,222,056
General Obligations - Schools – 0.0%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	$70,000	$84,956
Healthcare Revenue - Hospitals – 15.1%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 5%, 4/01/2047	$1,260,000	$1,505,561
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2037	2,800,000	3,676,652
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	20,000	22,777
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	30,000	36,759
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	15,000	18,203
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 5%, 7/01/2033	2,000,000	2,561,520
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 5%, 7/01/2034	1,475,000	1,884,268
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	180,000	204,997
Commonwealth of Virginia, University Health System General Rev., “A”, 4%, 7/01/2040	2,000,000	2,294,220
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	45,000	48,013
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 5%, 5/15/2044	2,000,000	2,284,900

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 4%, 5/15/2048	$4,000,000	$4,632,520
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2031	750,000	843,608
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2033	1,000,000	1,119,640
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031 (Prerefunded 7/01/2021)	375,000	385,834
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041 (Prerefunded 7/01/2021)	395,000	406,653
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	1,585,000	1,966,288
Lynchburg, VA, Economic Development Authority Rev. (Centra Health), “A”, 5%, 1/01/2047	3,000,000	3,432,600
Norfolk, VA, Economic Development Authority Health Care Facilities Rev. (Sentara Healthcare), “B”, 5%, 11/01/2036	2,875,000	3,066,992
Norfolk, VA, Economic Development Authority Hospital Facilities Refunding Rev. (Sentara Healthcare), “B”, 4%, 11/01/2048	3,000,000	3,445,710
Roanoke, VA, Economic Development Authority, Hospital Rev. (Carilion Medical Center), “A”, 5%, 7/01/2047	1,625,000	2,674,652
Virginia Small Business Financing Authority Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	3,445,000	3,961,716
Virginia Small Business Financing Authority Hospital Rev. (Carilion Clinic Obligated Group), “B”, VRDN, 0.08%, 7/01/2042	5,000,000	5,000,000
Virginia Small Business Financing Authority Rev. (Sentara Healthcare), 4%, 11/01/2039	3,750,000	4,466,887
Virginia Small Business Financing Authority Rev. (Sentara Healthcare), 3%, 11/01/2040	3,370,000	3,650,923
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2028	600,000	717,792
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2030	400,000	473,108
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), “A”, 5%, 1/01/2044 (Prerefunded 1/01/2024)	2,000,000	2,279,500
		$57,062,293
Healthcare Revenue - Long Term Care – 3.6%
Albemarle County, VA, Economic Development Authority, Residential Care Facilities Rev. (Westminster-Canterbury Blue Ridge), “A”, 5%, 1/01/2042	$1,000,000	$1,015,300
Alexandria, VA, Industrial Development Authority, Residential Care Facilities Mortgage Rev. (Goodwin House, Inc.), 5%, 10/01/2030	1,000,000	1,109,140
Fairfax County, VA, Economic Development Authority Residential Care Facilities Rev. (Goodwin House, Inc.), 5%, 10/01/2036	1,000,000	1,091,820
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Lifespire of Virginia.), “C”, 5%, 12/01/2037	765,000	841,722
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2024	395,000	407,107
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2025	385,000	396,369
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), 4%, 10/01/2040	500,000	557,355
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), 4%, 10/01/2045	720,000	793,836
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/2048	200,800	17,570
Lexington, VA, Industrial Development Authority Residential Care Facilities Rev. (Kendal at Lexington), 4%, 1/01/2037	1,000,000	1,013,300
Lexington, VA, Industrial Development Authority Residential Care Facilities Rev. (Kendal at Lexington), “A”, 5%, 1/01/2042	1,000,000	1,053,780
Prince William County, VA, Industrial Development Authority, Residential Care Facilities Rev. (Westminster at Lake Ridge), 5%, 1/01/2037	1,000,000	1,022,300
Suffolk, VA, Economic Development Facilities First Mortgage Rev. (Lake Prince Center, Inc.), 5%, 9/01/2031	1,000,000	1,048,570
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 5%, 1/01/2033	1,750,000	2,154,827
Virginia Small Business Financing Authority, Residential Care Facility Rev. (Pinnacle Living), “C”, 5%, 6/01/2042	1,000,000	1,055,180
		$13,578,176
Industrial Revenue - Environmental Services – 0.3%
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038)	$1,000,000	$1,036,420
Industrial Revenue - Other – 1.2%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$1,520,000	$2,208,545
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	300,000	302,496
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	590,000	593,894
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032 (n)	465,000	520,009

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – continued
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	$635,000	$724,440
		$4,349,384
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	$100,000	$113,683
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	130,000	147,028
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	1,683,272	168
		$260,879
Miscellaneous Revenue - Other – 1.6%
Loudoun County, VA, Economic Development Authority Rev. (Howard Hughes Medical Institute), Capital Appreciation, “A”, 0%, 7/01/2049	$7,500,000	$3,155,325
Rappahannock, VA, Regional Jail Authority Rev., 5%, 10/01/2033	2,220,000	2,658,051
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	75,000	75,239
		$5,888,615
Multi-Family Housing Revenue – 2.5%
Virginia Housing Development Authority Rev., Rental Housing, “A”, 3.8%, 9/01/2044	$2,000,000	$2,209,920
Virginia Housing Development Authority Rev., Rental Housing, “D”, 3.7%, 10/01/2038	3,000,000	3,345,930
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5.1%, 1/01/2041	3,770,000	3,777,351
		$9,333,201
Parking – 1.0%
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2035	$1,250,000	$1,542,538
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2036	1,000,000	1,230,950
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2037	750,000	921,000
		$3,694,488
Port Revenue – 1.4%
Virginia Port Authority Facilities Refunding Rev., “B”, 5%, 7/01/2027	$1,500,000	$1,830,105
Virginia Port Authority Facilities Rev, “A”, 5%, 7/01/2031 (Prerefunded 7/01/2025)	3,000,000	3,601,470
		$5,431,575
Sales & Excise Tax Revenue – 2.2%
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	$77,000	$84,517
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	2,435,000	2,713,564
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	717,000	776,970
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	251,000	271,818
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	6,000	6,509
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	122,000	134,131
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	13,000	12,262
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	135,000	120,197
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	26,000	22,081
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,212,000	942,912
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,160,000	830,595
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	7,149,000	2,211,829
		$8,127,385
Secondary Schools – 0.1%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	$325,000	$343,759
Single Family Housing - State – 1.7%
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	$1,550,000	$1,732,590
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	1,640,000	1,804,295
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4.25%, 1/01/2050	1,480,000	1,651,813
Texas Department of Housing & Community Affairs Residential Mortgage Rev., “A”, FNMA, 4.75%, 1/01/2049	930,000	1,052,314
		$6,241,012

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – 13.1%
Campbell County, VA, Industrial Development Authority, 4%, 6/01/2039	$1,000,000	$1,201,980
Campbell County, VA, Industrial Development Authority, 4%, 6/01/2040	1,000,000	1,199,050
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	1,555,000	1,787,861
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 0.901% (LIBOR - 3mo. + 0.75%), 6/01/2037	1,955,000	1,782,432
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/2033	500,000	582,275
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/2034	1,000,000	1,162,930
Fairfax County, VA, Redevelopment and Housing Authority Refunding Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2039	3,265,000	4,121,605
Franklin County, VA, Industrial Development Authority, 3%, 10/15/2036	1,000,000	1,101,700
Franklin County, VA, Industrial Development Authority, 3%, 10/15/2037	580,000	636,898
Henry County, VA, Industrial Development Authority, Public Facility Leave Rev., 4%, 11/01/2045	3,000,000	3,416,460
Loudoun County, VA, Economic Development Authority Rev. (Louduon County Public Facilities Project), “A”, 3%, 12/01/2037	2,000,000	2,227,920
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	395,000	521,973
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	770,000	941,479
New Jersey Economic Development Authority Rev., School Facilities Construction, “AAA”, 5%, 6/15/2026	340,000	407,133
New River Valley, VA, Regional Jail Authority Rev., 5%, 10/01/2036	3,205,000	3,917,920
New York Urban Development Corp., State Personal Income Tax Rev., “E”, 3%, 3/15/2047	2,090,000	2,225,913
Virginia College Building Authority, Educational Facilities Rev. (21st Century College and Equipment Programs), “A”, 4%, 2/01/2039	3,000,000	3,664,710
Virginia College Building Authority, Educational Facilities Rev. (21st Century College and Equipment Programs), “A”, 4%, 2/01/2040	2,000,000	2,438,020
Virginia College Building Authority, Educational Facilities Rev. (21st Century College and Equipment Programs), “E-1”, 5%, 2/01/2023	2,140,000	2,354,685
Virginia Port Authority, Port Fund Rev., “B”, 5%, 7/01/2027	2,510,000	3,178,062
Virginia Public Building Authority, Facilities Rev., “A”, 4%, 8/01/2039	4,500,000	5,509,215
Virginia Public Building Authority, Public Facilities Rev., “B-3”, 4%, 8/01/2021	1,000,000	1,022,010
Virginia Resources Authority, Infrastructure Rev. (Virginia Pooled Financing Program), “C”, 4%, 11/01/2036	3,450,000	4,172,154
		$49,574,385
Student Loan Revenue – 0.1%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$150,000	$153,498
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	385,000	390,994
		$544,492
Tax - Other – 0.9%
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	$375,000	$379,380
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	700,000	758,632
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	85,000	93,304
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	2,030,000	2,247,494
		$3,478,810
Tax Assessment – 0.6%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	$745,000	$780,179
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045	1,000,000	1,066,880
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.15%, 3/01/2035	500,000	517,140
		$2,364,199
Tobacco – 1.1%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$225,000	$296,687
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	395,000	449,704
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	860,000	972,909
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, “2”, 0%, 6/01/2057	4,495,000	684,319
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	1,575,000	1,612,343
		$4,015,962

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – 5.0%
Chesapeake Bay Bridge & Tunnel District First Tier General Resolution Rev., 5%, 7/01/2051	$3,000,000	$3,435,480
Metropolitan Washington, D.C., Airport Authority Rev. Senior Lien (Dulles Toll Road), 5%, 10/01/2053	2,000,000	2,083,740
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, 4%, 10/01/2044	3,000,000	3,399,180
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, AGM, 4%, 10/01/2053	2,830,000	3,198,749
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC Project), 5%, 7/01/2034	2,500,000	2,596,125
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	465,000	495,551
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	905,000	947,797
Virginia Small Business Financing Authority Senior Lien Rev. (95 Express Lanes LLC Project), 5%, 1/01/2044	1,500,000	1,556,625
Virginia Small Business Financing Authority, Senior Lien Private Activity Rev. (Transform 66 P3 Project), 5%, 12/31/2049	1,000,000	1,165,100
		$18,878,347
Transportation - Special Tax – 9.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	$50,000	$50,584
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	1,840,000	2,008,599
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	1,995,000	2,126,032
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	1,715,000	1,921,658
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	685,000	731,224
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	570,000	609,484
Commonwealth of Virginia, Transportation Board Grant Anticipation Rev., 5%, 9/15/2033	3,360,000	4,550,515
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 4%, 5/15/2042	3,000,000	3,478,290
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, “A”, 4%, 5/15/2035	2,750,000	3,275,057
Hampton Roads, VA, Transportation Accountability Commission, “A”, 5%, 7/01/2029	1,000,000	1,356,500
Hampton Roads, VA, Transportation Accountability Commission, “A”, 5%, 7/01/2030	1,000,000	1,388,140
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “B-2”, 5%, 5/15/2021	1,220,000	1,232,798
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	850,000	890,681
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5.25%, 12/15/2021	185,000	193,395
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2039	190,000	231,306
New Jersey Transportation Trust Fund Authority, Transportation System, “BB”, 5%, 6/15/2044	190,000	225,091
Virginia Port Authority Rev., 5%, 7/01/2030 (Prerefunded 7/01/2025)	1,000,000	1,205,430
Virginia Port Authority Rev., 5%, 7/01/2031 (Prerefunded 7/01/2025)	500,000	602,715
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2037	1,560,000	1,921,842
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2038	1,560,000	1,915,711
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., “B”, 5%, 7/01/2042	3,860,000	4,695,381
		$34,610,433
Universities - Colleges – 11.9%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 9/01/2026	$1,390,000	$1,384,496
Commonwealth of Virginia, University General Pledge Refunding Rev., “A”, 4%, 11/01/2037	745,000	879,115
Commonwealth of Virginia, University General Pledge Refunding Rev., “A”, 4%, 5/01/2048	2,475,000	2,854,170
Lexington, VA, Industrial Development Authority Educational Facilities Rev. (Washington and Lee Universities), “A”, 5%, 1/01/2043	1,000,000	1,245,070
Montgomery County, VA, Economic Development Authority Rev., Tax-Exempt (Virginia Tech Foundation), “A”, 4%, 6/01/2037	1,000,000	1,203,530
Montgomery County, VA, Economic Development Authority Rev., Tax-Exempt (Virginia Tech Foundation), “A”, 4%, 6/01/2038	1,750,000	2,100,612
Prince William County, VA, Industrial Development Authority Rev. (George Mason University Foundation Prince William Life Sciences Lab), 5.5%, 9/01/2034 (Prerefunded 9/01/2021)	1,000,000	1,034,570
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	445,000	446,046
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	230,000	225,777
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	595,000	664,002
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), “A”, 5%, 9/01/2034	1,000,000	1,143,270
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 4%, 4/01/2038	250,000	265,620
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 4%, 4/01/2039	225,000	237,886
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 4%, 4/01/2040	250,000	263,935
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 5%, 4/01/2049	900,000	1,017,801
University of Virginia, General Rev. Pledge Refunding, 5%, 9/01/2025 (Prerefunded 9/01/2021)	3,760,000	3,880,207
University of Virginia, General Rev. Pledge Refunding, “A”, 5%, 6/01/2043 (Prerefunded 6/01/2023)	685,000	764,391

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of Virginia, General Rev. Pledge Refunding, “B”, 5%, 4/01/2046	$2,500,000	$3,061,250
University of Virginia, Rector and Visitors General Pledge Rev. (Multi-Year Capital Project), “A”, 4%, 8/01/2048	2,000,000	2,325,720
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “A”, 5%, 7/01/2035	1,000,000	1,051,200
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035	1,000,000	1,061,440
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “A”, 5%, 9/01/2027 (Prerefunded 9/01/2021)	1,655,000	1,706,239
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “A”, 5%, 9/01/2027	1,345,000	1,386,722
Virginia College Building Authority, Educational Facilities Rev. (Randolph-Macon College), 4%, 1/15/2041	1,600,000	1,774,032
Virginia College Building Authority, Educational Facilities Rev. (Richmond University), “A”, 5%, 3/01/2021	2,115,000	2,131,180
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NATL, 5.25%, 1/01/2031	1,000,000	1,332,820
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), “A”, 5%, 1/01/2040	1,000,000	1,133,540
Virginia Commonwealth University, General Rev., “A”, 5%, 11/01/2033	4,000,000	5,344,320
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	2,500,000	2,920,300
		$44,839,261
Utilities - Cogeneration – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$795,000	$814,875
Utilities - Municipal Owned – 3.1%
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	$835,000	$674,262
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	130,000	104,975
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	60,000	48,600
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	30,000	24,300
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	305,000	247,050
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	30,000	23,850
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	320,000	258,400
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	535,000	432,013
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	60,000	60,094
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	315,000	315,473
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	175,000	140,875
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	25,000	25,292
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	30,000	30,036
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	145,000	117,088
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	140,000	113,050
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	25,000	20,188
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	430,000	347,225
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	185,000	185,266
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	340,000	361,066
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	30,000	32,024
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	35,000	37,436
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	25,000	20,281
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	60,000	48,600
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	205,000	162,975
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	225,000	182,250
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	70,000	56,700
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	215,000	174,150
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2027 (Prerefunded 1/15/2023)	2,555,000	2,805,262
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2035	2,000,000	2,447,140
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2038 (Prerefunded 1/15/2023)	2,000,000	2,195,900
		$11,691,821
Utilities - Other – 0.6%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$555,000	$572,827
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	290,000	312,739
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	1,140,000	1,399,954
		$2,285,520

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – 10.3%
Fairfax County, VA, Water Authority Rev., 5%, 4/01/2028 (Prerefunded 4/01/2022)	$1,000,000	$1,060,010
Fairfax County, VA, Water Authority Rev., 5%, 4/01/2041	3,000,000	3,729,330
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2021	175,000	178,670
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	295,000	350,699
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	375,000	444,765
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,045,000	1,232,536
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	430,000	533,213
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 5%, 10/01/2035 (Prerefunded 10/01/2027)	660,000	863,702
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 4%, 10/01/2037	1,350,000	1,575,477
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 4%, 10/01/2038	1,265,000	1,473,080
Henrico County, VA, Water and Sewer System Rev., 4%, 5/01/2046	1,435,000	1,673,181
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	80,000	91,048
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	100,000	113,184
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	50,000	56,831
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	110,000	124,583
Norfolk, VA, Water Rev., 5%, 11/01/2028 (Prerefunded 5/01/2022)	985,000	1,048,079
Norfolk, VA, Water Rev., 5%, 11/01/2028	15,000	15,911
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 3%, 7/01/2044	2,065,000	2,299,006
Virginia Beach, VA, Water & Sewer System Rev., 5%, 10/01/2022	1,310,000	1,419,333
Virginia Resources Authority, Infrastructure Rev. (Virginia Pooled Financing Program), “C”, 4%, 11/01/2044	3,235,000	3,888,179
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5%, 11/01/2025 (Prerefunded 11/01/2021)	1,540,000	1,600,953
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2025 (Prerefunded 11/01/2021) (u)	1,090,000	1,133,142
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2025 (u)	155,000	161,188
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2027 (Prerefunded 11/01/2021) (u)	5,590,000	5,811,252
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2027 (u)	165,000	171,461
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2028 (Prerefunded 11/01/2021) (u)	2,900,000	3,014,782
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2028 (u)	100,000	103,916
Virginia Resources Authority, Infrastructure Rev., Unrefunded Balance, 5%, 11/01/2025	55,000	57,196
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), Capital Appreciation, 0%, 11/01/2033 (Prerefunded 11/01/2022)	2,245,000	1,476,828
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), Capital Appreciation, 0%, 11/01/2034 (Prerefunded 11/01/2022)	2,250,000	1,413,720
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), Capital Appreciation, 0%, 11/01/2035 (Prerefunded 11/01/2022)	1,950,000	1,168,674
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), Capital Appreciation, 0%, 11/01/2036 (Prerefunded 11/01/2022)	1,250,000	713,600
		$38,997,529
Total Municipal Bonds		$374,258,406
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n)	$1,200,000	$345,626
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 0.1% (v)	1,541,266	$1,541,266

Other Assets, Less Liabilities – 0.2%		905,815
Net Assets – 100.0%		$377,051,113
(a)	Non-income producing security.
(d)	In default.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,541,266 and $374,604,032, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,830,224, representing 0.8% of net assets.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
Derivative Contracts at 12/31/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	28	$4,849,250	March – 2021	$30,084
At December 31, 2020, the fund had cash collateral of $117,600 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of December 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$374,258,406	$—	$374,258,406
U.S. Corporate Bonds	—	345,626	—	345,626
Mutual Funds	1,541,266	—	—	1,541,266
Total	$1,541,266	$374,604,032	$—	$376,145,298
Other Financial Instruments
Futures Contracts – Assets	$30,084	$—	$—	$30,084
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,936,190	$84,526,610	$84,920,590	$(578)	$(366)	$1,541,266

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,719	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2020, are as follows:
Virginia	74.4%
Puerto Rico	7.6%
Washington DC	6.0%
New York	1.7%
Tennessee	1.6%
Pennsylvania	1.4%
Illinois	1.3%
Maryland	0.9%
Guam	0.7%
Ohio	0.7%
Texas	0.7%
New Jersey	0.6%
Colorado	0.5%
California	0.4%
Alabama	0.3%
Louisiana	0.2%
Indiana	0.1%
Iowa	0.1%
Michigan	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.